Debt - Schedule of Future Minimum Payments for the Convertible Notes Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Feb. 06, 2024	Feb. 04, 2024	Dec. 31, 2023	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future payments	$ 2,100,000
Convertible Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
As of June 30, 2025 (in Shares)	19,603
Total future payments	$ 19,603,000	$ 19,533,000
Less: fair value remeasurement
Less: unamortized debt discount		(2,000)
Less: interest	(70,000)	(1,112,000)
Total convertible notes payable	$ 19,533,000	18,419,000
Tasly Convertible Debt [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
As of June 30, 2025 (in Shares)	2,287
Total future payments	$ 2,287,000	1,998,000		$ 0.02		$ 300,000	$ 300,000	$ 1,000,000
Less: fair value remeasurement	451,000	333,000
Less: unamortized debt discount
Less: interest	(195,000)	(97,000)
Total convertible notes payable	$ 2,543,000	$ 2,234,000	$ 20,000.00		$ 1,710,000	$ 300,000	$ 300,000	$ 1,000,000
Senior Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
As of June 30, 2025 (in Shares)	26,003
Total future payments	$ 26,003,000
Less: fair value remeasurement
Less: unamortized debt discount	1,967,000
Less: interest	(75,000)
Total convertible notes payable	$ 27,895,000